Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the maturities of the Company’s financial liabilities on an undiscounted basis:

		Years ending December 31,
	2019	2020	2021 and later	Total
	$	$	$	$
Credit facility¹	1,400	1,404	24,680	27,484
Accounts payable and accrued liabilities	2,822	-	-	2,822
Long-term borrowing¹	180	180	464	824
Obligation under finance leases¹	69	44	48	161
Obligation under car lease	6	6	13	25
Total	4,477	1,634	25,205	31,316

¹Credit facility, Long-term borrowing and obligation under capital leases include principal and interest/finance charges.